Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Expected Amortization Expense [Line Items]
2015	$ 2,555
2016	2,350
2017	2,267
2018	2,143
2019	2,020
Thereafter	11,685
Total	$ 23,020